4. SMALL BUSINESS ASSOCIATION LOAN (Tables) (Quarterly) (Quarterly Member)	3 Months Ended
Mar. 31, 2014
Quarterly Member
Small Business Association Loan
2014	$830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	1,835
$7,064